Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense by nature [line Items]
Cost of good sold	$ (34,168)	$ (9,280)
Royalty expenses	(2,107)	(2,112)	$ (2,739)
Cost of revenue	(36,275)	(11,392)	(2,739)
Total research and development expenses	(86,950)	(92,042)	(76,567)
Total selling, general and administrative expenses	(44,201)	(43,017)	(47,248)
Research and Development Expenses [member]
Expense by nature [line Items]
Wages and salaries	(29,818)	(21,294)	(16,452)
Social charges on free shares and stock option grants	(56)	(1,357)	(99)
Non-cash stock based compensation expense	(8,029)	(12,260)	(18,057)
Personnel expenses	(37,903)	(34,911)	(34,608)
Purchases and external expenses	(41,270)	(49,251)	(40,458)
Other	(7,777)	(7,880)	(1,501)
Total research and development expenses	(86,950)	(92,042)	(76,567)
Personnel Expenses [member]
Expense by nature [line Items]
Wages and salaries	(45,612)	(34,116)	(27,825)
Social charges on free shares and stock option grants	(79)	(1,848)	(128)
Non-cash stock based compensation expense	(16,736)	(26,881)	(37,218)
Personnel expenses	(62,427)	(62,845)	(65,171)
Selling, General and Administrative Expenses [member]
Expense by nature [line Items]
Wages and salaries	(15,794)	(12,822)	(11,373)
Social charges on free shares and stock option grants	(23)	(491)	(29)
Non-cash stock based compensation expense	(8,707)	(14,621)	(19,161)
Personnel expenses	(24,524)	(27,934)	(30,563)
Purchases and external expenses	(15,358)	(11,431)	(14,251)
Other	(4,319)	(3,652)	(2,433)
Total selling, general and administrative expenses	$ (44,201)	$ (43,017)	$ (47,248)